Shareholders’ Equity (Details) - Schedule of Warrants Exercisable Into Ordinary Shares	6 Months Ended
	Jun. 30, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding	413,263
Warrants exercisable	413,263
August 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	200,596
Average Exercise price per share (in Dollars per share) | $ / shares	$ 15.95
Warrants exercisable	200,596
Exercisable	August 2023
September 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 16
Warrants exercisable	17,925
Exercisable	September 2024
April 2022 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	155,794
Average Exercise price per share (in Dollars per share) | $ / shares		[1]
Warrants exercisable	155,794
Exercisable	April 2029
July 2022 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	38,948
Average Exercise price per share (in Dollars per share) | $ / shares		[1]
Warrants exercisable	38,948
Exercisable	July 2029

[1]	Following the modification mentioned in Note 4.